Acquisition of business operations - Fair values assigned at date of acquisition (Details) - Alexion Pharmaceuticals, Inc. $ in Millions	Jul. 21, 2021 USD ($)
Non-current assets
Property, plant and equipment	$ 1,135
Right-of-use assets	263
Intangible assets	26,855
Other non-current assets	301
Total non-current assets	28,554
Current assets
Inventories	6,769
Trade and other receivables	2,096
Intangible assets	100
Cash and cash equivalents	4,086
Total current assets	13,051
Current liabilities
Interest-bearing loans and borrowings	(2,336)
Trade and other payables	(1,192)
Other current liabilities	(40)
Total current liabilities	(3,568)
Non-current liabilities
Lease liabilities	(228)
Deferred tax liabilities	(4,191)
Other non-current liabilities	(697)
Total non-current liabilities	(5,116)
Total net assets acquired	32,921
Less: non-controlling interests	(150)
Goodwill	8,287
Total fair value of consideration	41,058
Less: fair value of equity consideration	(27,196)
Less: fair value of replacement employee share awards	(513)
Less: cash and cash equivalents acquired	(4,086)
Net cash outflow	$ 9,263